Non-Controlling Interest	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Non-Controlling Interest

Note 19 – Non-Controlling Interest

Non-controlling interest represents a minority interest in GLFH of 15.6% held by ten individuals. The net loss attributable to the non-controlling interest totaled $124,899 and $61,998 during the years ended December 30, 2017 and 2016, respectively. The net loss attributable to the parent was and $730,575 and $335,426 during the years ended December 31, 2017 and 2016, respectively.